Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Deferred Tax Assets and Liabilities by Type of Temporary Difference
The amount of deferred tax assets and liabilities by type of temporary difference can be detailed as follows:

		2023			2022

Million US dollar	Assets	Liabilities	Net	Assets	Liabilities	Net

Property, plant and equipment	230	(2 115)	(1 885)	191	(2 071)	(1 880)
Intangible assets	143	(9 661)	(9 518)	89	(9 582)	(9 492)
Inventories	108	(78)	30	102	(90)	12
Trade and other receivables	43	-	43	51	-	51
Interest-bearing loans and borrowings	671	(451)	220	852	(657)	195
Employee benefits	431	(8)	423	433	(9)	423
Provisions	648	(44)	604	533	(56)	477
Derivatives	71	(17)	54	51	(61)	(10)
Other items	487	(1 180)	(693)	532	(1 166)	(634)
Loss carry forwards	1 782	-	1 782	1 341	-	1 341
Gross deferred tax assets/(liabilities)	4 614	(13 553)	(8 939)	4 175	(13 693)	(9 518)

Netting by taxable entity	(1 679)	1 679	-	(1 874)	1 874	-

Net deferred tax assets/(liabilities)	2 935	(11 874)	(8 939)	2 300	(11 818)	(9 518)

Summary of Change in Net Deferred Tax Assets and Liabilities
The change in net deferred taxes recorded in the consolidated statement of financial position can be detailed as follows:

Million US dollar	2023	2022	2021

Balance at 1 January	(9 518)	(10 235)	(10 607)
Recognized in profit or loss	689	701	348
Recognized in other comprehensive income	(54)	(177)	(167)
Other movements and effect of changes in foreign exchange rates	(56)	193	190
Balance at 31 December	(8 939)	(9 518)	(10 235)